Business combinations (Tables)	3 Months Ended
Mar. 31, 2024
Business combinations [Abstract]
Fair value of assets and liabilities consolidated at the effective acquisition date
The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the three-month period ended March 31, 2024
Property, plant and equipment under IAS 16	66,898
Intangible assets under IFRS 16	5,098
Cash & cash equivalents	4,467
Other current assets	3,258
Deferred tax liabilities	(3,332)
Lease liabilities	(5,098)
Other current and non-current liabilities	(5,611)
Total net assets acquired at fair value	65,680
Asset acquisition – purchase price	(65,680)
Net result of business combinations	-

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the year ended December 31, 2023
Property, plant and equipment under IAS 16	1,565
Intangible assets under IAS 38	4,486
Inventories	1,646
Other current and non-current liabilities	(5,494)
Total net assets acquired at fair value	2,203
Asset acquisition – purchase price	(2,203)
Net result of business combinations	-